Schedule of Direct Cost of Revenue (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Total		$ 2,759,655	$ 1,856,866
Electricity Cost [Member]
Total		1,359,520	1,353,685
Water Fee [Member]
Total		105,222	142,879
Hosting Fee [Member]
Total	[1]	1,054,696	113,498
Salaries [Member]
Total	[2]	$ 240,217	$ 246,804

[1]	The Company signed an agreement with 4545 S Mendenhall LLC in March 2025.
[2]	The staff costs relate to that of the site manager, technicians and other part-time workers at the mining center in Duff, Tennessee.